Risk management - Schedule of exposure to risk, Spain residential mortgage (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	€ 300,026	€ 283,497	€ 243,203
Spain | Mortgages | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	60,002	59,316	61,097
Spain | Mortgages | Gross carrying amount | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	625	789	924
Spain | Mortgages | Gross carrying amount | Without mortgage collateral
Disclosure of credit risk exposure [line items]
Financial assets	215	208	215
Spain | Mortgages | Gross carrying amount | Without mortgage collateral | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	7	11	16
Spain | Mortgages | Gross carrying amount | With mortgage collateral
Disclosure of credit risk exposure [line items]
Financial assets	59,787	59,108	60,882
Spain | Mortgages | Gross carrying amount | With mortgage collateral | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	€ 618	€ 778	€ 908